Related and Interested Parties (Narrative) (Details) ₪ in Thousands, $ in Thousands	5 Months Ended		9 Months Ended		12 Months Ended		20 Months Ended		23 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 ILS (₪)	Jul. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 ILS (₪)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 ILS (₪)	Jul. 31, 2021 USD ($)
Key management personnel of entity or parent [member] | Mr. Sharon Fima
Disclosure of transactions between related parties [line items]
Gross annual salary	₪ 600	$ 200							₪ 500	$ 100
Share-based payments					₪ 200	$ 100
Key management personnel of entity or parent [member] | Mr. Omri Schanin
Disclosure of transactions between related parties [line items]
Gross annual salary	500	200							₪ 400	$ 100
Share-based payments					800	250
Key management personnel of entity or parent [member] | Mr. Guy Hefer
Disclosure of transactions between related parties [line items]
Gross annual salary	500	200	₪ 400	$ 100
Share-based payments					750	230
Key management personnel of entity or parent [member] | Mr. Steve H. Lavin
Disclosure of transactions between related parties [line items]
Share-based payments						200
Key management personnel of entity or parent [member] | Mr. Danny Ayalon
Disclosure of transactions between related parties [line items]
Share-based payments						30
Key management personnel of entity or parent [member] | Mr. Dan Kozlovski – Chief Technologies Officer (CTO)
Disclosure of transactions between related parties [line items]
Gross annual salary	₪ 500	$ 200					₪ 400	$ 100
Share-based payments					₪ 70	20
Non-executive directors
Disclosure of transactions between related parties [line items]
Share-based payments						$ 30